Personnel costs (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Summary of personal costs
Total personnel costs (other than termination benefits, presented in Note D.27.) include the following items:

(€ million)	2020	2019	2018
Salaries	6,508	6,590	6,547
Social security charges (including defined-contribution pension plans)	1,874	1,949	1,954
Stock options and other share-based payment expense	274	252	282
Defined-benefit plans	159	119	261
Other employee benefits	261	229	225
Total	9,076	9,139	9,269